UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-02258
Investment Company Act File Number

Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

June 30
Date of Fiscal Year End

March 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certificatiions

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Emerging Markets Fund	as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Argentina — 0.7%
Aluar Aluminio Argentino SAIC	97,117	$43,692
Banco Macro Bansud SA, Class B	130,676	135,534
Banco Macro SA, Class B ADR	71,000	721,360
BBVA Banco Frances SA	67,312	60,385
BBVA Banco Frances SA ADR	20,300	51,562
Cresud SA ADR	65,800	477,708
Grupo Financiero Galicia SA, Class B(1)	89,316	16,819
Grupo Financiero Galicia SA, Class B ADR(1)	103,000	184,370
IRSA Inversiones y Representaciones SA(1)	119,544	47,341
IRSA Inversiones y Representaciones SA GDR(1)	57,300	225,762
Ledesma SAAI	259,501	209,726
MercadoLibre, Inc.(1)	45,000	834,750
Molinos Rio de la Plata SA, Class A	23	55
Molinos Rio de la Plata SA, Class B	92,923	223,296
Petrobras Energia Participaciones SA ADR	111,700	635,573
Petrobras Energia Participaciones SA, Class B	134,218	80,270
Siderar SAIC	75,100	182,085
Telecom Argentina SA, Class B(1)	229,824	369,625
Telecom Argentina SA, Class B ADR(1)	181,200	1,404,300
Tenaris SA	1	11
Transportadora de Gas del Sur SA	252,923	103,568
Transportadora de Gas del Sur SA ADR	33,800	67,938

		$6,075,730

Botswana — 0.7%
Barclays Bank of Botswana	1,120,550	$783,367
Botswana Insurance Holdings, Ltd.	298,665	310,327
First National Bank of Botswana	1,553,200	390,194
Letshego	420,300	545,780
Sechaba Breweries, Ltd.	997,100	1,812,369
Sefalana Holding Co.	991,000	358,545
Standard Chartered Bank	620,790	1,403,929

		$5,604,511

Brazil — 6.1%
AES Tiete SA	15,327	$105,318
AES Tiete SA, PFC Shares	18,716	141,999
American Banknote SA	19,000	83,544
Aracruz Celulose SA, PFC Shares	63,000	41,823
B2W Companhia Global do Varejo	20,200	187,828
Banco Bradesco SA	60,000	500,485
Banco Bradesco SA, PFC Shares	236,320	2,353,267
Banco do Brasil SA	56,600	411,614

Security	Shares	Value
Banco Itau Holding Financeira SA, PFC Shares	216,900	$2,398,312
Bombril SA, PFC Shares(1)	100,000	159,931
Bradespar SA, PFC Shares(1)	39,200	382,579
Brasil Telecom Participacoes SA	9,400	248,681
Brasil Telecom Participacoes SA, PFC Shares	81,819	590,783
Brasil Telecom SA, PFC Shares	42,212	234,739
Braskem SA, PFC Shares	16,000	33,176
Centrais Eletricas Brasileiras SA	44,000	491,639
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	57,482	621,467
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	28,756	384,033
Cia de Bebidas das Americas, PFC Shares	69,237	3,264,041
Cia de Companhia de Concessoes Rodoviarias (CCR)	40,000	359,522
Cia de Saneamento Basico do Estado de Sao Paulo	23,200	258,028
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,600	534,678
Cia Energetica de Minas Gerais	7,943	88,958
Cia Energetica de Minas Gerais, PFC Shares	72,910	1,084,025
Cia Energetica de Sao Paulo, PFC Shares	23,500	131,695
Cia Paranaense de Energia-Copel, PFC Shares	36,800	382,317
Cia Siderurgica Nacional SA (CSN)	60,300	894,200
Cia Vale do Rio Doce	189,400	2,531,049
Cia Vale do Rio Doce, PFC Shares	328,292	3,785,671
Contax Participacoes SA	350	6,939
Contax Participacoes SA ADR	26,608	24,080
Contax Participacoes SA, PFC Shares	7,550	146,427
Cosan SA Industria e Comercio(1)	52,100	216,508
CPFL Energia SA	15,000	203,686
Cyrela Brazil Realty SA	85,724	339,238
Cyrela Commercial Properties SA Empreendimentos e Participacoes	4,164	13,732
Diagnosticos da America SA(1)	19,400	207,402
Duratex SA, PFC Shares	45,600	294,859
EDP-Energias do Brasil SA	16,600	173,532
Eletropaulo Metropolitana SA, Class B, PFC Shares	23,068	324,677
Embratel Participacoes SA	37,424,000	145,195
Embratel Participacoes SA, PFC Shares	67,000,000	259,942
Empresa Brasileira de Aeronautica SA	152,532	510,906
Gafisa SA	47,400	238,047
Gerdau SA, PFC Shares	78,800	438,202
GVT Holding SA(1)	22,800	260,164
Investimentos Itau SA, PFC Shares	826,338	2,839,062
JBS SA	164,700	372,745
Klabin SA, PFC Shares	47,000	57,743
Localiza Rent a Car SA	19,500	68,173
Lojas Americanas SA, PFC Shares	288,359	806,746
Lojas Renner SA	29,000	178,144
Lupatech SA(1)	13,700	145,283
Marcopolo SA, PFC Shares	46,300	65,865
Metalurgica Gerdau SA, PFC Shares	31,400	228,757
MRV Engenharia e Participacoes SA	39,200	232,353

Security	Shares	Value
Natura Cosmeticos SA	35,000	$341,739
Net Servicos de Comunicacao SA, PFC Shares	109,407	806,020
Perdigao SA	53,908	668,113
Petroleo Brasileiro SA	275,200	4,197,252
Petroleo Brasileiro SA ADR	187,400	4,591,300
Petroleo Brasileiro SA, PFC Shares	224,600	2,764,233
Randon Participacoes SA, PFC Shares	63,700	151,853
Sadia SA, PFC Shares	172,000	232,818
Souza Cruz SA	28,900	545,048
Suzano Papel e Celulose SA	20,000	90,527
Tam SA, PFC Shares	12,600	68,982
Tele Norte Leste Participacoes SA	11,200	183,468
Tele Norte Leste Participacoes SA, PFC Shares	47,300	662,679
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	368,255
Telemar Norte Leste SA, PFC Shares	9,000	202,910
Telemig Celular Participacoes SA, PFC Shares	5,561	96,129
Telesp-Telecomunicacoes de Sao Paulo SA	5,050	83,378
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	18,313	380,430
Tim Participacoes SA(1)	30,104	76,566
Tim Participacoes SA, PFC Shares	88,232	109,922
Totvs SA	11,000	193,232
Tractebel Energia SA	41,300	306,223
Ultrapar Participacoes SA, PFC Shares	25,912	621,508
Unibanco-Uniao de Bancos Brasileiros SA	136,446	867,526
Usinas Siderurgicas de Minas Gerais SA	10,350	118,235
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	31,500	400,582
Vivo Participacoes SA, PFC Shares	39,800	524,147
Votorantim Celulose e Papel SA, PFC Shares	12,400	57,730
Weg SA	130,700	658,078

		$51,852,692

Bulgaria — 0.1%
Albena Invest Holding PLC	19,550	$45,885
Bulgarian American Credit Bank JSCO	3,300	18,948
Bulgarian Telecommunications Co.	32,300	88,750
Bulgartabak Holding	3,450	37,027
CB First Investment Bank AD(1)	54,000	60,317
Chimimport AD(1)	57,000	63,773
Corporate Commercial Bank AD(1)	8,700	383,347
Doverie Holding AD(1)	40,000	108,413
Industrial Holding Bulgaria PLC(1)	157,774	153,827
Petrol AD(1)	20,805	112,581
Sopharma AD	76,500	93,347

		$1,166,215

Chile — 3.4%
Administradora de Fondos de Pensiones Provida SA ADR	9,800	$178,850
AES Gener SA	513,100	187,950

Security	Shares	Value
Almendral SA	7,092,000	$574,320
Antarchile SA, Series A	28,200	324,166
Banco de Chile	7,011,819	416,246
Banco de Chile ADR	21,259	757,458
Banco de Credito e Inversiones	61,100	1,121,678
Banco Santander Chile SA	6,125,600	202,733
Banco Santander Chile SA ADR	47,622	1,635,816
Cap SA	12,000	181,179
Cencosud SA	379,000	630,095
Cia Cervecerias Unidas SA ADR	37,800	1,062,180
Cia Electro Metalurgica SA	17,500	168,109
Cia General de Electricidad SA	116,110	572,731
Cia SudAmericana de Vapores SA	113,800	59,746
Colbun SA(1)	3,410,100	649,431
Corpbanca SA	83,071,400	346,624
Corpbanca SA ADR	17,000	352,750
Embotelladora Andina SA, Series A ADR	25,100	307,977
Embotelladora Andina SA, Series B ADR	48,900	694,869
Empresa Nacional de Electricidad SA ADR	61,159	2,293,463
Empresa Nacional de Telecomunicaciones SA	61,400	705,808
Empresas CMPC SA	18,900	392,365
Empresas Copec SA	249,600	2,226,851
Enersis SA ADR	137,171	2,071,282
Grupo Security SA	920,700	181,502
Invercap SA	51,300	248,649
Inversiones Aguas Metropolitanas SA	211,100	197,391
Lan Airlines SA ADR	80,500	672,980
Madeco SA	4,859,800	234,715
Madeco SA ADR	105,700	510,531
Masisa SA	7,040,250	603,950
Minera Valparaiso SA	28,200	668,894
Parque Arauco SA	498,800	269,575
Quinenco SA	223,900	376,656
S.A.C.I. Falabella SA(1)	723,600	2,237,157
Salfacorp SA	95,700	72,248
SM-Chile SA, Class B	2,793,600	218,082
Sociedad de Inversiones Pampa Calichera SA, Class A	834,400	758,741
Sociedad Quimica y Minera de Chile SA	20,950	655,979
Sociedad Quimica y Minera de Chile SA, Series B ADR	57,200	1,519,232
Sonda SA	301,200	351,404
Vina Concha y Toro SA ADR	31,000	1,029,200

		$28,921,563

China — 7.3%
Air China, Ltd., Class H	300,000	$96,987
Aluminum Corp. of China, Ltd., Class H	696,000	403,841
American Oriental Bioengineering, Inc.(1)	17,500	67,550
Angang Steel Co., Ltd., Class H	428,000	432,224

Security	Shares	Value
Anhui Conch Cement Co., Ltd., Class H(1)	110,000	$609,758
Baidu.com, Inc. ADR(1)	4,800	847,680
Beijing Capital International Airport Co., Ltd., Class H	236,000	104,642
Beijing Enterprises Holdings, Ltd.	119,000	498,791
Beijing North Star Co., Ltd., Class H	1,580,000	284,507
BOE Technology Group Co., Ltd., Class B(1)	1,405,300	239,576
BYD Co., Ltd., Class H(1)	266,000	488,709
Chaoda Modern Agriculture Holdings, Ltd.	231,660	137,770
China Agri-Industries Holdings, Ltd.(1)	725,000	345,124
China CITIC Bank, Class H	384,000	145,838
China Communication Services Corp., Ltd., Class H	268,000	159,933
China Communications Construction Co., Ltd., Class H	837,000	918,503
China Construction Bank, Class H	3,489,000	1,980,631
China COSCO Holdings Co., Ltd., Class H	323,150	210,540
China Dongxiang Group Co.	520,000	191,422
China Everbright, Ltd.	456,000	706,436
China Foods, Ltd.	460,000	178,675
China International Marine Containers Co., Ltd., Class B	163,812	103,573
China Life Insurance Co., Ltd., Class H	1,378,000	4,532,256
China Medical Technologies, Inc. ADR	5,200	71,604
China Mengniu Dairy Co., Ltd.	143,000	199,013
China Merchants Holdings International Co., Ltd.	824,000	1,911,582
China Merchants Property Development Co., Ltd.	588,654	871,730
China Mobile Hong Kong, Ltd.	709,400	6,193,252
China Oilfield Services, Ltd., Class H	564,000	444,069
China Overseas Land & Investment, Ltd.	828,360	1,302,546
China Petroleum & Chemical Corp., Class H	3,974,000	2,546,533
China Railway Construction Corp., Class H(1)	404,000	526,091
China Railway Group, Ltd., Class H(1)	400,000	232,739
China Resources Enterprise, Ltd.	414,000	642,161
China Resources Power Holdings Co., Ltd.	190,000	399,000
China Shenhua Energy Co., Ltd., Class H	371,000	837,075
China Southern Airlines Co., Ltd., Class H(1)	562,500	110,064
China Telecom Corp., Ltd., Class H	1,950,000	810,490
China Travel International Investment Hong Kong, Ltd.	800,000	141,407
China Unicom, Ltd.	710,290	741,209
China Vanke Co., Ltd., Class B	1,185,417	1,239,686
China Yurun Food Group, Ltd.	338,000	431,773
Chongqing Changan Automobile Co., Ltd., Class B(1)	723,024	276,520
CNOOC, Ltd.	2,097,500	2,115,924
Cosco Pacific, Ltd.	122,000	119,986
Ctrip.com International, Ltd. ADR	14,600	400,040
Datang International Power Generation Co., Ltd., Class B	460,000	201,285
Dazhong Transportation Group Co., Ltd., Class H(1)	633,875	363,453
Denway Motors, Ltd.	1,892,000	733,147
Dongfeng Motor Corp., Class H	1,298,000	675,723
FU JI Food & Catering Services	133,000	58,715
Genting International PLC(1)	94,600	32,677

Security	Shares	Value
Guangdong Electric Power Development Co., Ltd., Class B	264,000	$100,486
Guangdong Investment, Ltd.	374,000	152,229
Guangdong Provincial Expressway Development Co., Ltd., Class B	234,960	91,820
Hangzhou Steam Turbine Co., Ltd., Class B	210,236	217,068
Harbin Power Equipment Co., Ltd., Class H	146,000	95,150
Huaneng Power International, Inc., Class H	960,000	644,339
Industrial & Commercial Bank of China, Ltd., Class H	5,361,000	2,772,400
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	165,600	119,943
Jiangsu Expressway Co., Ltd., Class H	352,000	239,129
Jiangxi Copper Co., Ltd., Class H	432,000	449,988
Kingboard Chemical Holdings, Ltd.	164,000	338,457
Lenovo Group, Ltd.	822,000	191,055
Li Ning Co., Ltd.	215,000	355,622
Lianhua Supermarket Holdings Ltd., Class H	130,000	148,517
Maanshan Iron & Steel Co., Ltd., Class H	2,729,000	960,477
NetEase.com, Inc. ADR(1)	13,900	373,215
Parkson Retail Group, Ltd.	290,000	294,180
PetroChina Co., Ltd., Class H	2,824,300	2,245,917
PICC Property & Casualty Co., Ltd., Class H(1)	390,000	212,280
Ping An Insurance Group Co. of China, Ltd., Class H	333,000	1,988,738
Qingling Motors Co., Ltd., Class H	1,448,966	177,322
Samling Global, Ltd.	1,722,000	61,053
Samson Holding, Ltd.	222,000	18,906
Shanghai Diesel Engine Co., Ltd., Class B(1)	534,000	273,447
Shanghai Electric Group Co., Ltd., Class H	460,000	132,497
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	151,155
Shanghai Industrial Holdings, Ltd.	175,000	486,880
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class H	574,800	528,335
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	155,094
Shanghai Zhenhua Port Machinery Co., Ltd., Class B	664,000	619,305
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	153,354
SINA Corp.(1)	9,000	209,250
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	342,651
Sinopec-China Petroleum & Chemical Corp., Class H	1,628,000	400,806
Sinotrans, Ltd., Class H	300,000	46,484
Sohu.com, Inc.(1)	4,600	190,026
Tencent Holdings, Ltd.	140,800	1,043,678
Tingyi (Cayman Islands) Holding Corp.	1,184,000	1,376,484
TPV Technology, Ltd.	84,000	25,707
Travelsky Technology, Ltd., Class H	812,000	373,327
Tsingtao Brewery Co., Ltd., Class H	1,124,000	2,437,837
Want Want China Holdings, Ltd.	1,454,000	674,746
Weiqiao Textile Co., Ltd., Class H	82,000	24,477
Wumart Stores, Inc., Class H	156,000	111,106
Yantai Changyu Pioneer Wine Co., Ltd., Class B	103,948	378,604
Yanzhou Coal Mining Co., Ltd., Class H	548,000	391,622
Zhejiang Expressway Co., Ltd., Class H	186,000	136,986
Zijin Mining Group Co., Ltd., Class H	656,000	467,890

Security	Shares	Value
ZTE Corp., Class H	252,400	$1,030,441

		$62,724,940

Colombia — 0.9%
Almacenes Exito SA	99,500	$426,272
Banco de Bogota	14,000	126,681
Bancolombia SA ADR, PFC Shares	53,000	1,031,910
Cementos Argos SA	167,900	424,444
Cia Colombiana de Inversiones SA	39,126	363,590
Cia de Cemento Argos SA	271,300	1,012,728
Grupo Aval Acciones y Valores SA	1,192,000	219,663
Grupo Nacional de Chocolates SA	156,400	929,926
Interconexion Electrica SA	470,000	1,376,910
Promigas SA	27,000	425,264
Suramericana de Inversiones SA	126,600	792,621
Tableros y Maderas de Caldas(1)	54,336,100	79,591
Textiles Fabricato Tejicondor SA(1)	15,075,500	169,775

		$7,379,375

Croatia — 0.7%
Adris Grupa DD, PFC Shares	27,150	$729,134
Atlantska Plovidba DD	13,210	1,523,076
Croatia Osiguranje DD(1)	160	68,170
Dalekovod DD	9,520	555,149
Ericsson Nikola Tesla	3,410	691,843
Hrvatske Telekomunikacije DD	25,750	1,001,509
Institut Gradevinarstva Hrvatske DD	1,110	560,420
Koncar-Elektroindustrija DD(1)	2,370	98,903
Kras DD(1)	1,645	80,526
Petrokemija DD(1)	5,250	75,810
Podravka Prehrambena Industija DD(1)	17,450	567,696
Privredna Banka Zagreb DD(1)	3,310	205,703
Riviera Holding DD(1)	3,830	89,070
Tankerska Plovidba DD	290	73,637

		$6,320,646

Czech Republic — 3.1%
CEZ AS	356,970	$12,697,388
Komercni Banka AS	51,500	5,204,774
Komercni Banka AS GDR	27,154	1,027,779
New World Resources NV, Class A	417,500	1,448,823
Philip Morris CR AS	1,860	527,922
Telefonica 02 Czech Republic AS	135,900	2,684,574
Telefonica 02 Czech Republic AS GDR	54,303	1,072,946
Unipetrol AS	343,200	1,966,349

		$26,630,555

Egypt — 1.8%
Alexandria Mineral Oils Co.	49,000	$352,546
Arab Cotton Ginning	733,000	575,633

Security	Shares	Value
Commercial International Bank	251,945	$1,453,622
Credit Agricole Egypt	38,690	62,680
Eastern Tobacco	27,700	713,030
Egypt Kuwaiti Holding Co.	333,959	375,455
Egyptian Financial & Industrial Co.(1)	137,064	539,624
Egyptian Financial Group-Hermes Holding SAE	263,800	737,799
Egyptian for Tourism Resorts	2,293,300	615,121
Egyptian International Pharmaceutical Industrial Co.	40,120	175,066
Egyptian Media Production City(1)	52,998	36,387
El Ezz Aldekhela Steel Alexa Co.	3,050	360,840
El Ezz Steel Rebars SAE	214,800	277,352
El Sewedy Cables Holding Co.(1)	60,900	562,588
El Watany Bank of Egypt(1)	43,866	280,344
Maridive & Oil Services SAE	116,900	323,837
Medinet Nasr for Housing	56,250	259,679
Misr Cement	18,251	254,665
MobiNil-Egyptian Co. for Mobil Services	25,478	663,780
National Societe General Bank	31,878	102,083
Olympic Group Financial Investments	67,971	211,592
Orascom Construction Industries (OCI)	107,301	2,558,997
Orascom Hotel Holdings SAE(1)	11,863	67,391
Orascom Telecom Holding SAE	383,900	1,743,012
Oriental Weavers Co.	35,464	173,466
Pioneers Holding(1)	231,800	268,953
Raya Holding Co.(1)	43,400	35,888
Sidi Kerir Petrochemicals Co.	267,800	464,403
Suez Cement Co.	42,400	180,755
Talaat Moustafa Group(1)	470,000	313,672
Telecom Egypt	230,000	612,271
Torah Portland Cement Co.	12,900	57,293

		$15,409,824

Estonia — 0.5%
AS Baltika(1)	310,189	$223,217
AS Eesti Ehitus	115,400	93,772
AS Eesti Telekom	103,700	641,281
AS Eesti Telekom GDR	42,400	530,000
AS Harju Elekter	18,000	18,081
AS Jarvevana(1)	76,600	17,201
AS Merko Ehitus(1)	76,600	206,172
AS Norma	25,000	85,445
AS Olympic Entertainment Group	528,217	308,768
AS Tallink Group, Ltd.(1)	3,521,130	1,453,111
AS Tallinna Kaubamaja	86,200	214,071
AS Tallinna Vesi	19,235	229,736

		$4,020,855

Security	Shares	Value
Ghana — 0.6%
Aluworks Ghana, Ltd.(1)	1,810,900	$718,204
CAL Bank, Ltd.	1,731,000	416,813
Ghana Commercial Bank, Ltd.(1)	1,384,370	441,195
Home Finance Co., Ltd.(1)	3,899,473	1,712,233
Produce Buying Co., Ltd.(1)	650,000	96,671
SSB Bank, Ltd.(1)	370,000	298,725
Standard Chartered Bank of Ghana, Ltd.(1)	24,200	651,275
Unilever Ghana, Ltd.(1)	249,000	617,210

		$4,952,326

Hungary — 2.5%
Danubius Hotel & Spa Rt.(1)	8,190	$138,271
EGIS Rt.	3,378	166,355
FHB Mortgage Bank Rt.(1)	18,000	42,099
Fotex Rt.(1)	478,034	551,772
Magyar Telekom Rt.	1,943,300	4,499,242
Magyar Telekom Rt. ADR	37,300	424,847
MOL Hungarian Oil & Gas Rt.	124,445	5,580,769
OTP Bank Rt.(1)	661,200	5,570,884
PannErgy PLC(1)	129,000	377,363
RABA Automotive Holding Rt.(1)	52,760	116,570
Richter Gedeon Rt.	32,922	3,595,939

		$21,064,111

India — 6.1%
Aban Offshore, Ltd.	4,700	$37,378
ACC, Ltd.	28,800	326,957
Adani Exports, Ltd.	14,600	76,831
Aditya Birla Nuvo, Ltd.	14,406	125,682
Akruti City, Ltd.	5,000	69,565
Allahabad Bank, Ltd.	64,000	49,167
Amtek Auto, Ltd.	38,500	56,678
Andhra Bank	55,000	49,081
Apollo Hospitals Enterprise, Ltd.	15,700	123,161
Asea Brown Boveri India, Ltd.	18,700	157,818
Ashok Leyland, Ltd.	123,000	43,860
Asian Paints, Ltd.	8,000	124,321
Bajaj Auto, Ltd.	11,100	135,735
Bajaj Auto, Ltd. GDR(2)	7,202	87,791
Bajaj Finserv, Ltd.	11,100	36,960
Bajaj Finserv, Ltd. GDR(2)	7,202	23,997
Bajaj Hindusthan, Ltd.	59,700	56,666
Bajaj Holdings & Investment, Ltd.	11,100	66,675
Bajaj Holdings & Investment, Ltd. GDR(2)	7,202	35,971
Balrampur Chini Mills, Ltd.	145,600	151,908
Bank of India	43,100	187,406
BEML, Ltd.	5,000	37,877
Bharat Electronics, Ltd.	5,000	87,941

Security	Shares	Value
Bharat Forge, Ltd.	42,200	$81,340
Bharat Heavy Electricals, Ltd.	36,500	1,088,608
Bharat Petroleum Corp., Ltd.	14,000	103,400
Bharti Airtel, Ltd.(1)	188,400	2,317,614
Biocon, Ltd.	38,400	111,713
Bombay Dyeing & Manufacturing Co., Ltd.	16,100	53,941
Cairn India, Ltd.(1)	104,200	379,651
Canara Bank, Ltd.	21,500	70,366
Century Textiles & Industries, Ltd.	12,000	52,140
Cipla, Ltd.	161,400	701,839
Colgate-Palmolive (India), Ltd.	13,000	121,314
Container Corp. of India, Ltd.	9,000	127,674
Corporation Bank	17,000	59,887
Crompton Greaves, Ltd.	38,800	95,784
Cummins India, Ltd.	23,000	83,957
Dabur India, Ltd.	139,000	274,706
Dish TV India, Ltd.(1)	20,412	9,687
Divi’s Laboratories, Ltd.	7,000	129,811
Dr. Reddy’s Laboratories, Ltd.	13,300	128,509
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	253,260
EIH, Ltd.	52,500	89,296
Essar Oil, Ltd.(1)	178,500	256,856
Financial Technologies India, Ltd.	3,500	43,360
Gail India, Ltd.	80,250	385,692
Gail India, Ltd. GDR	25,050	716,430
Glaxosmithkline Pharmaceuticals, Ltd.	8,000	172,098
Glenmark Pharmaceuticals, Ltd.(1)	40,800	126,907
GMR Infrastructure(1)	97,800	184,267
Grasim Industries, Ltd. GDR(2)	13,300	405,251
Great Eastern Shipping Co., Ltd.	15,200	57,217
Great Offshore, Ltd.	3,800	18,783
GTL, Ltd.	34,000	160,875
Gujarat Ambuja Cements, Ltd.	159,800	223,006
HCL Technologies, Ltd.	49,700	101,269
HDFC Bank, Ltd.	51,200	990,683
HDFC Bank, Ltd. ADR	7,700	469,161
Hero Honda Motors, Ltd.	31,942	677,536
Hexaware Technologies, Ltd.	30,000	15,624
Hindalco Industries, Ltd.	60,800	62,982
Hindalco Industries, Ltd. GDR(2)	140,410	144,047
Hindustan Construction, Ltd.	71,300	54,998
Hindustan Lever, Ltd.	383,709	1,784,254
Hindustan Petroleum Corp., Ltd.	18,000	93,828
Hindustan Zinc, Ltd.	19,900	177,684
Housing Development & Infrastructure, Ltd.	154,485	250,086
Housing Development Finance Corp.	89,000	2,474,437
I-Flex Solutions, Ltd.(1)	4,000	58,668
ICICI Bank, Ltd. ADR	21,000	279,090
IDBI Bank, Ltd.	74,000	66,481

Security	Shares	Value
Idea Cellular, Ltd.(1)	533,400	$529,781
India Cements, Ltd.	48,000	100,070
Indiabulls Financial Services, Ltd.	41,800	74,745
Indiabulls Real Estate, Ltd.	17,000	33,625
Indiabulls Securities, Ltd.	245,500	102,536
Indian Hotels Co., Ltd.	154,920	120,132
Indian Oil Corp., Ltd.	11,000	83,635
Infosys Technologies, Ltd.	138,051	3,625,003
Infrastructure Development Finance Co., Ltd.	271,900	290,995
ITC, Ltd.	611,900	2,236,455
ITC, Ltd. GDR(2)	310,700	1,133,548
IVRCL Infrastructures & Projects, Ltd.	21,600	51,917
Jain Irrigation Systems, Ltd.	12,700	85,502
Jaiprakash Associates, Ltd.	109,100	180,432
Jammu & Kashmir Bank, Ltd.	12,000	74,856
Jet Airways (India), Ltd.(1)	9,000	30,347
Jindal Steel & Power, Ltd.	15,000	360,124
JSW Steel, Ltd.	17,000	78,265
Kotak Mahindra Bank, Ltd.	32,000	176,182
Lanco Infratech, Ltd.(1)	59,900	176,055
Larsen & Toubro, Ltd.	60,400	795,821
Larsen & Toubro, Ltd. GDR	48,000	624,000
LIC Housing Finance, Ltd.	30,000	133,542
Lupin, Ltd.	14,300	193,217
Mahanagar Telephone Nigam, Ltd.	31,000	42,163
Mahanagar Telephone Nigam, Ltd. ADR	38,500	105,105
Mahindra & Mahindra, Ltd.	70,700	536,987
Maruti Udyog, Ltd.	50,500	778,100
Moser Baer India, Ltd.	8,300	8,724
Motor Industries Co., Ltd.	3,900	234,625
Mphasis, Ltd.	27,000	108,292
Mundra Port & Special Economic Zone, Ltd.	48,900	313,303
Nagarjuna Construction Co., Ltd.	37,800	44,930
National Aluminium Co., Ltd.	24,000	101,135
Nestle India, Ltd.	12,100	373,478
Neyveli Lignite Corp., Ltd.	78,000	128,994
Nicholas Piramal India, Ltd.	21,000	79,745
NTPC, Ltd.	373,300	1,326,874
Oil & Natural Gas Corp., Ltd.	66,050	1,016,238
Patni Computer Systems, Ltd.	14,000	35,155
Petronet LNG, Ltd.	94,000	71,876
Piramal Life Sciences, Ltd.(1)	2,100	1,775
Power Grid Corp. of India, Ltd.	259,700	496,177
Punj Lloyd, Ltd.	28,800	52,415
Punjab National Bank, Ltd.	13,000	105,821
Ranbaxy Laboratories, Ltd.	62,800	207,850
Ranbaxy Laboratories, Ltd. GDR	20,500	69,700
Reliance Capital, Ltd.	62,100	438,701
Reliance Capital, Ltd. GDR(2)	2,140	14,909

Security	Shares	Value
Reliance Communications, Ltd.	248,300	$863,932
Reliance Communications, Ltd. GDR(2)	42,816	147,557
Reliance Industries, Ltd.	127,100	3,822,502
Reliance Industries, Ltd. GDR(2)	21,408	1,282,339
Reliance Infrastructure, Ltd.	49,700	506,617
Reliance Infrastructure, Ltd. GDR(2)	1,070	33,357
Reliance Infrastructure, Ltd. GDR	5,900	195,635
Reliance Natural Resources, Ltd.(1)	408,500	361,471
Reliance Natural Resources, Ltd. GDR(1)(2)	21,408	37,849
Reliance Petroleum, Ltd.(1)	207,300	389,254
Reliance Power, Ltd.(1)	201,080	409,706
Satyam Computer Services, Ltd. ADR	24,000	37,680
Sesa Goa, Ltd.	100,000	198,655
Shipping Corp. of India, Ltd.	49,500	75,197
Siemens India, Ltd.	37,200	196,301
Sintex Industries, Ltd.	23,100	44,638
State Bank of India	17,700	368,816
State Bank of India GDR	25,100	1,029,100
Steel Authority of India, Ltd.	156,000	298,850
Sterlite Industries (India), Ltd.	12,000	84,591
Sun Pharma Advanced Research Co., Ltd.(1)	10,000	10,623
Sun Pharmaceuticals Industries, Ltd.	24,800	545,912
Syndicate Bank	66,000	62,710
Tata Chemicals, Ltd.	22,000	61,650
Tata Communications, Ltd. ADR	11,100	237,207
Tata Consultancy Services, Ltd.	37,990	401,747
Tata Motors, Ltd.	33,200	118,229
Tata Motors, Ltd. ADR	19,800	97,614
Tata Power Co., Ltd.	61,000	926,066
Tata Steel, Ltd., PFC Shares	59,040	38,751
Tata Tea, Ltd.	15,600	178,075
Tata Teleservices Maharashtra, Ltd.(1)	280,840	127,399
Titan Industries, Ltd.	6,000	91,985
Ultra Tech Cement, Ltd.	7,000	76,122
Unitech, Ltd.	111,100	76,445
United Breweries, Ltd.	38,000	67,514
United Phosphorus, Ltd.	40,000	78,892
United Spirits, Ltd.	18,700	241,191
UTI Bank, Ltd.	88,800	726,531
Videocon Industries, Ltd.	36,000	62,110
Videsh Sanchar Nigam, Ltd.	12,000	123,595
Voltas, Ltd.	86,500	79,809
Wipro, Ltd.	61,000	295,749
Wipro, Ltd. ADR	13,100	93,141
Wire & Wireless India, Ltd.(1)	17,750	4,342
Zee Entertainment Enterprises, Ltd.	121,000	256,085
Zee News, Ltd.	16,049	10,482

		$52,393,373

Security	Shares	Value
Indonesia — 3.1%
Aneka Tambang Tbk PT	8,587,500	$812,822
Astra Argo Lestari Tbk PT	420,000	514,231
Astra International Tbk PT	2,327,500	2,881,083
Bakrie & Brothers Tbk PT(1)	131,833,000	570,868
Bakrie Sumatera Plantations Tbk PT	10,258,500	276,842
Bakrie Telecom PT(1)	4,350,000	19,272
Bank Central Asia Tbk PT	9,779,500	2,620,999
Bank Danamon Indonesia Tbk PT	1,443,500	391,341
Bank Mandiri PT	5,487,000	1,039,317
Bank Pan Indonesia Tbk PT(1)	3,525,272	164,342
Bank Rakyat Indonesia PT	4,290,000	1,563,661
Barito Pacific Tbk PT(1)	5,662,500	261,214
Berlian Laju Tanker Tbk PT	1,250,000	56,335
Bumi Resources Tbk PT	8,789,000	624,177
Energi Mega Persada Tbk PT(1)	3,938,000	23,447
Gudang Garam Tbk PT	763,500	391,687
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500	256,574
Indocement Tunggal Prakarsa Tbk PT	1,149,500	524,170
Indofood Sukses Makmur Tbk PT	6,576,500	536,560
Indonesian Satellite Corp. Tbk PT	1,592,500	653,095
International Nickel Indonesia Tbk PT	2,462,000	475,135
Kalbe Farma Tbk PT	5,352,500	288,318
Kawasan Industri Jababeka Tbk PT(1)	1,250,000	5,424
Lippo Karawaci Tbk PT(1)	6,000,000	437,318
Matahari Putra Prima Tbk PT	1,600,000	77,772
Medco Energi Internasional Tbk PT(1)	1,397,000	267,538
Perusahaan Gas Negara PT	8,674,000	1,619,145
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT(1)	454,000	129,948
Ramayana Lestari Sentosa Tbk PT	4,100,000	154,462
Semen Gresik Persero Tbk PT	2,655,000	856,193
Tambang Batubara Bukit Asam Tbk PT	948,000	555,430
Telekomunikasi Indonesia Tbk PT	5,845,160	3,814,729
Tempo Scan Pacific Tbk PT	101,000	3,992
Unilever Indonesia Tbk PT	1,343,700	926,995
United Tractors Tbk PT	3,996,000	2,348,799

		$26,143,235

Israel — 2.8%
Alvarion, Ltd.(1)	34,900	$109,749
Bank Hapoalim B.M.(1)	495,652	913,366
Bank Leumi Le-Israel	496,824	992,752
Bezeq Israeli Telecommunication Corp., Ltd.	702,238	1,101,668
Cellcom Israel, Ltd.	34,200	728,460
Ceragon Networks, Ltd.(1)	20,600	87,550
Check Point Software Technologies, Ltd.(1)	81,641	1,813,247
Clal Industries, Ltd.	21,900	49,843
Clal Insurance Enterprise Holdings, Ltd.	14,800	101,642
Delek Automotive Systems, Ltd.	17,000	107,057

Security	Shares	Value
Delek Group, Ltd.	2,140	$182,560
Discount Investment Corp.	3,650	38,302
ECtel, Ltd.(1)	237	95
Elbit Imaging, Ltd.	3,900	58,755
Elbit Systems, Ltd.	7,000	334,770
First International Bank of Israel, Ltd.(1)	9,100	65,498
Gazit Globe (1982), Ltd.	29,000	128,857
Gilat Satellite Networks, Ltd.(1)	29,100	96,495
Harel Insurance Investments, Ltd.	3,000	70,919
Housing & Construction Holdings, Ltd.(1)	85,800	72,218
IDB Holding Corp., Ltd.	7,103	105,262
Israel Chemicals, Ltd.	349,815	2,837,802
Israel Corp., Ltd.	1,850	573,076
Israel Discount Bank, Ltd., Series A	175,400	131,056
Koor Industries, Ltd.(1)	3,023	47,099
Makhteshim-Agan Industries, Ltd.	208,657	878,977
Mizrahi Tefahot Bank, Ltd.	58,000	280,220
Ness Technologies, Inc.(1)	18,800	55,460
Nice Systems, Ltd.(1)	22,100	550,079
Oil Refineries, Ltd.	512,000	166,678
Orbotech, Ltd.(1)	10,000	37,900
Ormat Industries, Ltd.	26,500	181,357
Osem Investment, Ltd.	1	10
Partner Communications Co., Ltd.	53,560	807,289
Property & Building Corp., Ltd.	1,000	50,460
Retalix, Ltd.(1)	5,900	52,835
Strauss Group, Ltd.	17,400	136,243
Supersol, Ltd.	68,000	190,804
Teva Pharmaceutical Industries, Ltd.	23,099	1,040,200
Teva Pharmaceutical Industries, Ltd. ADR	199,300	8,978,465

		$24,155,075

Jordan — 0.6%
Arab Bank PLC	139,605	$2,203,271
Arab East Investment	86,087	198,553
Bank of Jordan	55,600	158,574
Jordan Ahli Bank	66,000	153,560
Jordan Cement Factory	24,700	243,022
Jordan Telecom Corp.	67,000	493,150
Jordanian Electric Power Co.	53,242	250,067
Middle East Complex for Engineering, Electric, & Heavy Industries PLC(1)	340,900	736,951
Taameer Jordan Co.(1)	273,800	351,625
Union Investment Corp.(1)	49,900	77,505

Security	Shares	Value
Union Land Development	156,800	$216,280
United Arab Investors(1)	302,100	467,258

		$5,549,816

Kenya — 0.7%
Athi River Mining, Ltd.	561,200	$455,659
Bamburi Cement Co., Ltd.	366,541	544,962
Barclays Bank of Kenya, Ltd.	1,664,880	840,337
East African Breweries, Ltd.	993,440	1,440,778
East African Portland Cement Co., Ltd.(1)	40,900	38,841
ICDC Investment Co.	808,000	103,635
Kenya Airways, Ltd.	1,127,600	278,426
Kenya Commercial Bank, Ltd.	3,894,400	963,513
Kenya Electricity Generating Co., Ltd.	1,242,800	197,244
Kenya Oil Co., Ltd.	238,000	133,541
Kenya Power & Lighting, Ltd.	112,650	160,013
Mumias Sugar Co., Ltd.	2,730,114	157,671
Nation Media Group, Ltd.	179,346	288,119
NIC Bank, Ltd.	582,595	218,573
Standard Chartered Bank Kenya, Ltd.	103,420	179,709

		$6,001,021

Kuwait — 0.6%
Aerated Concrete Industries Co.	100,000	$116,429
Al Ahli Bank of Kuwait KSC	63,000	104,344
Al-Mazaya Holding Co.	90,000	45,105
Boubyan Bank KSC(1)	125,000	137,865
Boubyan Petrochemicals Co.	140,000	211,321
Burgan Bank SAK(1)	80,000	104,665
Commercial Bank of Kuwait SAK	95,000	332,419
Commercial Real Estate Co. KSCC	340,000	128,302
Global Investment House KSCC(1)	51,500	11,371
Investment Dar Co.	125,000	31,800
Kuwait Finance House KSC	154,000	623,396
Kuwait International Bank(1)	198,000	130,910
Kuwait Projects Co. Holdings KSC	155,000	188,685
Mabanee Co. SAKC(1)	100,000	154,374
Mobile Telecommunications Co.	450,000	1,080,617
National Bank of Kuwait SAK	305,250	1,047,170
National Industries Group Holding	587,500	450,829
National Investment Co.	75,000	93,911
National Real Estate Co.	269,800	161,416
Public Warehousing Co. KSC	75,000	162,093
Sultan Center Food Products Co.	280,000	161,372

		$5,478,394

Security	Shares	Value
Latvia — 0.0%
Grindeks(1)	12,000	$46,006
Latvian Shipping Co.(1)	96,000	82,946

		$128,952

Lebanon — 0.0%
Solidere	25,800	$388,487

		$388,487

Lithuania — 0.4%
Apranga PVA	132,200	$96,778
Bankas Snoras(1)	1,869,249	410,105
Invalda PVA	70,800	42,347
Klaipedos Nafta PVA	1,576,663	569,432
Lietuvos Dujos	200,000	79,590
Lietuvos Energija(1)	37,000	21,207
Panevezio Statybos Trestas	157,649	87,623
Pieno Zvaigzdes	94,000	61,761
Rokiskio Suris	177,000	123,330
Rytu Skirstomieji Tinklai(1)	141,300	70,469
Sanitas	17,500	46,198
Siauliu Bankas(1)	441,032	124,159
Snaige(1)	69,000	5,299
Teo LT AB	2,184,805	1,025,740
Teo LT AB GDR(2)	60,000	281,472
Ukio Bankas Commercial Bank(1)	2,108,436	722,291

		$3,767,801

Malaysia — 3.3%
Affin Holdings Bhd	236,000	$88,676
Airasia Bhd(1)	282,700	72,897
Alliance Financial Group Bhd	330,800	153,497
AMMB Holdings Bhd	615,900	441,032
Asiatic Development Bhd	121,000	142,244
Astro All Asia Networks PLC	346,000	205,719
Batu Kawan Bhd	100,300	220,297
Berjaya Sports Toto Bhd	221,384	278,199
British American Tobacco Malaysia Bhd	48,800	609,449
Bumiputra-Commerce Holdings Bhd	708,633	1,332,953
Bursa Malaysia Bhd	142,000	200,641
Dialog Group Bhd	588,000	136,392
Digi.com Bhd	133,400	775,854
EON Capital Bhd	111,000	81,624
Gamuda Bhd	1,156,100	628,950
Genting Bhd	842,500	850,476
Guinness Anchor Bhd	67,000	102,931
Hong Leong Bank Bhd	252,400	370,965
Hong Leong Financial Group Bhd	61,500	79,000
IGB Corp. Bhd	312,000	115,481
IJM Corp. Bhd	437,800	502,605

Security	Shares	Value
IOI Corp. Bhd	1,294,939	$1,351,882
Kencana Petroleum Bhd	425,000	136,542
Kinsteel Bhd	525,000	54,774
KLCC Property Holdings Bhd	250,000	205,661
KNM Group Bhd	3,744,600	395,814
Kuala Lumpur Kepong Bhd	183,850	534,839
Kulim (Malaysia) Bhd	115,700	158,235
Lafarge Malayan Cement Bhd	468,660	518,028
Landmarks Bhd	220,700	44,198
Lion Diversified Holdings Bhd	122,600	8,086
Lion Industries Corp. Bhd	436,600	73,119
Malayan Banking Bhd	794,818	842,467
Malaysian Airline System Bhd	683,133	537,770
Malaysian Airline System Bhd, PFC Shares(1)	110,133	21,978
Malaysian Bulk Carriers Bhd	205,000	174,292
Malaysian Pacific Industries Bhd	73,000	89,310
Malaysian Resources Corp. Bhd	451,200	105,256
Media Prima Bhd	242,300	65,088
MISC Bhd	112,000	251,441
MISC Bhd(3)	324,200	742,883
MMC Corp. Bhd	662,000	257,839
Multi-Purpose Holdings Bhd	391,400	119,148
Nestle Malaysia Bhd	6,000	48,553
OSK Holdings Bhd	218,000	55,655
OSK Property Holdings Bhd	39,636	3,821
Parkson Holdings Bhd	559,380	577,281
Petra Perdana Bhd	322,567	124,065
Petronas Dagangan Bhd	374,700	812,411
Petronas Gas Bhd	135,300	360,415
PLUS (Projek Lebuhraya Utara Selatan) Expressways Bhd	700,900	565,542
Pos Malaysia Bhd	110,000	64,041
PPB Group Bhd	252,000	677,840
Public Bank Bhd	702,398	1,456,472
Ranhill Bhd	204,900	41,048
Resorts World Bhd	946,000	555,452
RHB Capital Bhd	260,500	253,396
SapuraCrest Petroleum Bhd	650,000	132,127
Sarawak Energy Bhd	730,500	342,402
Scomi Group Bhd	1,244,800	109,389
Shell Refining Co. Bhd	201,100	529,573
Sime Darby Bhd	1,778,709	2,783,842
SP Setia Bhd	380,100	291,265
Star Publications (Malaysia) Bhd	104,000	93,596
Ta Ann Holdings Bhd	137,280	111,161
TA Enterprise Bhd	386,000	63,489
Tan Chong Motor Holdings Bhd	219,000	73,975
Tanjong PLC	146,400	554,535
Tenaga Nasional Bhd	550,625	921,572
Titan Chemicals Corp. Bhd	940,500	125,366

Security	Shares	Value
TM International Bhd(1)	392,700	$243,849
Top Glove Corp. Bhd	105,000	138,285
Uchi Technologies Bhd	237,400	69,795
UEM Land Holdings Bhd(1)	861,625	168,992
UMW Holdings Bhd	114,000	164,286
Unisem (M) Bhd	215,000	33,030
Wah Seong Corp. Bhd	330,000	117,586
WCT Bhd	220,000	65,272
WTK Holdings Bhd(1)	200,500	41,857
YTL Corp. Bhd	250,384	477,832
YTL e-Solutions Bhd	577,000	45,985
YTL Power International Bhd	880,699	463,667
Zelan Bhd	147,200	22,627

		$27,859,879

Mauritius — 0.5%
Air Mauritius, Ltd.	83,400	$22,452
Ireland Blyth, Ltd.	64,209	65,136
Mauritius Commercial Bank	463,595	1,330,193
Mauritius Development Investment Trust Co., Ltd.	600,000	69,072
Mon Tresor & Mon Desert, Ltd.	23,449	40,598
New Mauritius Hotels, Ltd.	335,400	780,596
Rogers & Co., Ltd.	48,555	304,096
Shell Mauritius, Ltd.	22,000	64,495
State Bank of Mauritius, Ltd.	641,899	955,222
Sun Resorts, Ltd.	369,662	409,630
United Basalt Products, Ltd.	85,125	95,869

		$4,137,359

Mexico — 5.5%
Alfa SA de CV, Series A	422,472	$655,555
America Movil SA de CV, Series L	9,939,858	13,536,171
Banco Compartamos SA de CV	119,200	223,000
Carso Global Telecom SA de CV, Series A1(1)	160,800	527,864
Carso Infraestructura y Construccion SA(1)	830,000	377,939
Cemex SAB de CV, Series CPO(1)	9,701,952	6,041,032
Coca-Cola Femsa SA de CV, Series L	77,000	261,360
Consorcio ARA SA de CV	472,000	123,623
Controladora Comercial Mexicana SA de CV	80,000	22,647
Corporacion GEO SA de CV, Series B(1)	169,700	171,317
Corporacion Interamericana de Entretenimiento SA de CV, Class B(1)	31,700	19,022
Desarrolladora Homex SA de CV(1)	72,100	159,826
Empresas ICA SA de CV(1)	552,319	935,804
Fomento Economico Mexicano SA de CV, Series UBD	765,200	1,942,576
Grupo Aeroportuario del Sureste SAB de CV, Class B	72,826	208,992
Grupo Bimbo SA de CV, Series A	185,727	694,919
Grupo Carso SA de CV, Series A1	731,000	1,775,249
Grupo Elektra SA de CV	22,626	751,059
Grupo Financiero Banorte SA de CV, Class O	2,298,300	3,048,716

Security	Shares	Value
Grupo Financiero Inbursa SA de CV, Class O	1,290,508	$3,325,347
Grupo Iusacell SA de CV(1)	142,465	126,725
Grupo Mexico SA de CV, Series B	1,338,217	974,966
Grupo Modelo SA de CV, Series C	236,600	716,565
Grupo Pochteca SAB de CV(1)	26,477	2,355
Grupo Televisa SA, Series CPO	588,818	1,600,388
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	718,335
Industrias CH SA, Series B(1)	72,952	146,265
Industrias Penoles SA de CV	44,229	462,117
Kimberly-Clark de Mexico SA de CV	214,970	697,799
Mexichem SA de CV	863,100	606,272
Organizacion Soriana SAB de CV, Class B(1)	75,000	120,191
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	282,386
SARE Holding SA de CV, Class B(1)	155,000	19,478
Telefonos de Mexico SA de CV, Series L	2,262,460	1,712,218
Telmex Internacional SAB de CV, Class L	2,262,460	1,038,192
TV Azteca SA de CV, Series CPO	593,565	190,662
Urbi Desarrollos Urbanos SA de CV(1)	183,000	160,714
Vitro SA de CV, Series A	124,168	39,008
Wal-Mart de Mexico SA de CV, Series L	1,231,932	2,876,102

		$47,292,756

Morocco — 1.5%
Attijariwafa Bank	61,300	$1,972,177
Banque Centrale Populaire	14,000	428,251
Banque Marocaine du Commerce Exterieur (BMCE)	78,700	2,114,811
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	2,640	255,917
Centrale Laitiere	420	366,381
Ciments du Maroc	1,665	271,284
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	269,091
Credit Immobilier et Hotelier	4,600	179,675
CTM	1,560	49,203
Douja Promotion Groupe Addoha SA	42,800	572,426
Holcim Maroc SA	2,082	415,779
Lafarge Ciments	1,100	185,619
Lesieur Cristal SA	863	109,802
Managem	2,800	51,952
Maroc Telecom	143,441	2,610,172
ONA SA	10,723	1,484,708
RISMA(1)	100	3,370
Samir	6,247	431,433
Societe des Brasseries du Maroc	1,229	283,690
Societe Nationale d’Investissement	4,065	717,787
SONASID (Societe Nationale de Siderurgie)	1,172	347,856
Wafa Assurance	600	126,203

		$13,247,587

Security	Shares	Value
Nigeria — 0.7%
African Petroleum PLC	1,192,000	$502,856
Ashaka Cement PLC(1)	832,999	45,370
Cadbury Nigeria PLC(1)	400,000	26,745
Conoil PLC	322,000	146,015
Dangote Sugar Refinery PLC	540,720	48,963
First Bank of Nigeria PLC	11,692,764	1,251,512
Guaranty Trust Bank PLC	5,954,544	397,437
Guiness Nigeria PLC	418,750	254,044
Mobil Nigeria PLC	148,760	92,451
Nestle Foods Nigeria PLC	100,000	93,142
Nigeria Bottling Co., PLC	300,000	43,697
Nigerian Breweries PLC	1,080,900	261,037
Oando PLC	406,800	176,140
Oceanic Bank International PLC(1)	8,094,250	354,718
PlatinumHabib Bank PLC	5,985,953	231,597
PZ Cussons Nigeria PLC	2,770,833	294,962
Total Nigeria PLC	149,500	137,855
UAC of Nigeria PLC(1)	1,581,000	282,403
UACN Property Development Co., PLC(1)	2,000,000	215,175
Unilever Nigeria PLC(1)	3,750,000	193,964
Union Bank of Nigeria PLC	3,285,332	224,280
United Bank for Africa PLC	2,835,000	153,922
Zenith Bank, Ltd.	2,500,000	198,884

		$5,627,169

Oman — 0.8%
Ahli Bank	72,800	$30,079
Al Jazeira Services Co.(1)	236,016	35,613
Bank Dhofar SAOG	196,511	192,887
Bank Muscat SAOG	745,350	1,122,938
Bank Sohar(1)	690,000	215,008
Dhofar International Development & Investment Holding Co.	143,200	89,184
Galfar Engineering & Contracting SAOG	407,400	577,368
National Bank of Oman, Ltd.	303,730	213,952
Oman Cables Industry SAOG	60,400	96,904
Oman Cement Co., SAOG	252,000	219,136
Oman Flour Mills Co., Ltd. SAOG	266,000	200,908
Oman International Bank SAOG	960,580	746,905
Oman National Investment Corp. Holdings	104,000	72,784
Oman Telecommunications Co.(1)	371,260	1,140,190
Ominvest(1)	96,840	74,518
Port Services Corp., Ltd.	41,220	49,027
Raysut Cement Co., SAOG	266,710	678,789
Renaissance Holdings Co.	538,340	584,603
Shell Oman Marketing Co.	66,100	298,833

		$6,639,626

Security	Shares	Value
Pakistan — 0.8%
Adamjee Insurance Co., Ltd.	96,470	$79,683
Allied Bank, Ltd.	37,224	17,865
Arif Habib Securities, Ltd.	94,375	31,322
Askari Commercial Bank, Ltd.(1)	153,140	30,828
Azgard Nine, Ltd.(1)	834,500	319,351
Bank AL Habib, Ltd.	105,582	35,225
Bank Alfalah, Ltd.	434,128	75,761
Bank of Punjab(1)	120,243	16,429
D.G. Khan Cement Co., Ltd.(1)	278,000	75,103
EFU General Insurance, Ltd.	53,500	59,069
Engro Chemical Pakistan, Ltd.	170,000	306,405
Fauji Cement Co., Ltd.(1)	321,500	24,630
Fauji Fertilizer Bin Qasim, Ltd.	141,000	30,123
Fauji Fertilizer Co., Ltd.	183,750	198,562
Faysal Bank, Ltd.	132,250	23,818
GlaxoSmithKline Pakistan, Ltd.	10,375	12,088
Hub Power Co., Ltd.	2,863,500	732,680
ICI Pakistan, Ltd.	52,500	62,601
Indus Motor Co., Ltd.	112,000	103,639
Kot Addu Power Co., Ltd.	137,500	63,447
Lucky Cement, Ltd.(1)	219,500	134,023
Muslim Commercial Bank, Ltd.	676,417	1,178,416
National Bank of Pakistan	212,639	230,572
National Refinery, Ltd.	19,200	38,362
NIB Bank, Ltd.(1)	337,557	22,934
Nishat Chunian, Ltd.(1)	286,000	33,072
Nishat Mills, Ltd.	290,300	108,930
Oil & Gas Development Co., Ltd.	741,000	656,233
Pak Suzuki Motor Co., Ltd.	69,450	46,927
Pakistan Oil Fields, Ltd.	100,200	212,000
Pakistan Petroleum, Ltd.	281,820	600,885
Pakistan State Oil Co., Ltd.	60,000	144,578
Pakistan Telecommunication Co., Ltd.(1)	1,566,000	322,887
PICIC Insurance, Ltd.(1)	3,578	196
Shell Pakistan, Ltd.	15,625	46,966
Standard Chartered Bank Pakistan, Ltd.(1)	118,250	12,705
SUI Northern Gas Pipelines, Ltd.	585,700	219,337
SUI Southern Gas Co., Ltd.	891,000	145,862
Telecard, Ltd.(1)	517,000	12,715
United Bank, Ltd.	348,500	221,194

		$6,687,423

Peru — 1.8%
Alicorp SA	1,589,463	$781,100
Cementos Lima SA	10,211	74,460
Cia de Minas Buenaventura SA	82,880	2,010,184
Cia de Minas Buenaventura SA ADR	40,976	982,605
Cia Minera Atacocha SA, Class B, PFC Shares	129,655	38,640

Security	Shares	Value
Cia Minera Milpo SA	613,278	$1,137,464
Credicorp, Ltd.	72,100	3,377,884
Edegel SA	2,023,411	833,973
Empresa Agroindustrial Casa Grande SA(1)	78,200	139,089
Ferreyros SA	484,721	315,043
Grana y Montero SA	439,692	264,866
Luz del Sur SAA	83,400	96,513
Minsur SA	353,485	481,908
Sociedad Minera Cerro Verde SA	47,600	700,196
Sociedad Minera el Brocal SA	45,100	286,120
Southern Copper Corp.	195,294	3,408,273
Volcan Cia Minera SA, Class B	718,835	364,648

		$15,292,966

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	12,558,000	$1,458,557
Alliance Global Group, Inc.(1)	2,145,000	69,398
Altlas Consolidated Mining & Development Corp.(1)	765,000	67,999
Ayala Corp.	138,032	588,851
Ayala Land, Inc.	3,313,008	391,057
Banco De Oro	873,000	461,157
Bank of the Philippine Islands	965,076	678,417
Benpres Holdings Corp.(1)	14,870,000	350,872
Filinvest Land, Inc.	16,105,546	120,340
First Gen Corp.(1)	190,000	90,393
First Philippine Holdings Corp.(1)	274,000	150,326
Globe Telecom, Inc.	17,000	294,095
Holcim Philippines, Inc.	4,124,000	187,523
International Container Terminal Services, Inc.	1,193,000	295,942
JG Summit Holding, Inc.	7,774,200	475,333
Jollibee Foods Corp.	467,000	420,758
Manila Electric Co.	465,214	838,321
Manila Water Co.	477,100	108,673
Megaworld Corp.	8,560,000	99,218
Metropolitan Bank & Trust Co.	654,875	352,171
Philex Mining Corp.(1)	1,500,000	173,748
Philippine Long Distance Telephone Co.	74,060	3,311,334
PNOC Energy Development Corp.	2,541,000	205,374
Robinsons Land Corp.	860,000	79,949
San Miguel Corp., Class B	1,983,600	2,140,256
SM Investments Corp.	111,232	457,878
SM Prime Holdings, Inc.	2,212,040	334,520
Universal Robina Corp.	950,000	127,782

		$14,330,242

Security	Shares	Value
Poland — 3.0%
Agora SA	87,773	$337,049
AmRest Holdings NV(1)	9,400	107,549
Bank Handlowy w Warszawie SA	41,285	443,081
Bank Millennium SA	196,243	101,806
Bank Pekao SA	86,785	2,089,930
Bank Przemyslowo-Handlowy BPH(1)	3,226	27,088
Bank Zachodni WBK SA	19,701	386,658
Bioton SA(1)	4,405,767	279,327
BRE Bank SA(1)	10,212	309,102
Budimex SA(1)	43,576	857,439
Cersanit-Krasnystaw SA(1)	80,000	250,897
Ciech SA	8,500	58,723
Cinema City International NV(1)	19,500	96,327
ComArch SA(1)	4,100	68,443
ComputerLand SA(1)	10,172	52,498
Cyfrowy Polsat SA	62,260	242,569
Debica SA	5,700	57,907
Dom Development SA	8,250	54,683
Echo Investment SA(1)	240,000	168,669
Eurocash SA	35,303	93,904
Getin Holding SA(1)	389,799	451,331
Globe Trade Centre SA(1)	121,519	518,883
Grupa Kety SA	2,600	45,751
Grupa Lotos SA(1)	156,907	748,060
ING Bank Slaski SA w Katowicach	1,800	109,580
KGHM Polska Miedz SA	118,318	1,563,705
KGHM Polska Miedz SA GDR	11,300	293,235
LPP SA(1)	162	44,656
Mostostal Zabrze — Holding SA(1)	87,000	77,583
Mostostal-Export SA(1)	196,313	96,840
Mostostal-Warszawa SA(1)	10,400	143,750
Netia SA(1)	337,600	301,057
NG2 SA(1)	12,000	99,655
Orbis SA	60,680	517,649
PBG SA(1)	16,095	884,659
Polimex Mostostal SA	866,072	746,749
Polish Oil & Gas	1,069,966	1,036,492
Polnord SA(1)	6,800	52,829
Polska Grupa Farmaceutyczna SA(1)	9,000	54,187
Polski Koncern Miesny Duda SA(1)	48,000	7,862
Polski Koncern Naftowy Orlen SA	327,816	2,260,542
Powszechna Kasa Oszczednosci Bank Polski SA	387,853	2,398,579
Przedsiebiorstwo Eksportu i Importu KOPEX SA(1)	22,700	80,824
Softbank SA	111,458	1,402,915
Telekomunikacja Polska SA	606,045	3,282,649
Telekomunikacja Polska SA GDR(2)	76,100	406,321

Security	Shares	Value
Telekomunikacja Polska SA GDR	169,000	$902,342
TVN SA	510,518	1,254,182
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,000	104,443

		$25,970,959

Qatar — 1.1%
Barwa Real Estate Co.(1)	45,543	$251,612
Commercial Bank of Qatar	55,532	710,528
Doha Bank, Ltd.	43,119	317,422
First Finance Co.(1)	94,245	485,998
Industries Qatar	31,307	673,529
Masraf Al Rayan	193,600	531,470
Qatar Electricity & Water Co.	25,200	546,605
Qatar Fuel	10,000	355,857
Qatar Gas Transport Co., Ltd. (NAKILAT)(1)	301,056	1,430,702
Qatar Insurance Co.	14,700	155,157
Qatar International Islamic Bank	32,210	343,445
Qatar Islamic Bank	54,215	872,973
Qatar National Bank	42,120	1,086,033
Qatar National Navigation	49,870	670,492
Qatar Real Estate Investment Co.	18,000	81,962
Qatar Shipping Co.	22,160	146,150
Qatar Telecom QSC	29,465	762,540
Salam International Investment Co., Ltd.	41,596	95,817
United Development Co.	30,700	204,136

		$9,722,428

Romania — 0.9%
Antibiotice SA	1,248,900	$154,862
Banca Transilvania(1)	8,146,452	2,005,663
Biofarm Bucuresti(1)	1,180,000	29,552
BRD-Group Societe Generale	1,402,500	2,747,571
Impact SA(1)	542,590	34,292
Rompetrol Rafinare SA(1)	50,944,900	462,464
SNP Petrom SA	33,919,406	1,628,635
Transelectrica SA	101,000	313,379

		$7,376,418

Russia — 6.5%
Aeroflot-Russian International Airlines	549,030	$628,097
AvtoVAZ	2,100,000	789,041
Cherepovets MK Severstal	38,104	133,358
Comstar United Telesystems GDR	183,327	614,145
CTC Media, Inc.(1)	37,000	168,720
Evraz Group SA GDR(2)	11,550	95,221
Federal Grid Co. Unified Energy System JSC(1)	37,310,160	166,030
Gazprom Neft	77,000	189,599
Gazprom OAO ADR	116,300	1,727,055
Holding MRSK OAO(1)	3,209,400	97,566
Holding MRSK OAO, PFC Shares(1)	527,000	6,271

Security	Shares	Value
Irkutskenergo ADR	13,500	$110,092
JSC Scientific Production Corp. Irkut ADR	18,333	56,285
Kuzbassenergo(1)	2,581,110	6,393
LUKOIL ADR	164,600	6,171,706
Magadanenergo(1)	1,000,000	21,500
MMC Norilsk Nickel ADR	299,800	1,797,812
Mobile TeleSystems	692,800	2,925,259
Mobile TeleSystems ADR	40,600	1,214,752
Mosenergo(1)	2,840,462	74,474
Mosenergo ADR(1)	12,900	34,172
NovaTek OAO GDR(2)	40,400	930,674
Novolipetsk Steel GDR(2)	10,000	118,970
Novolipetsk Steel GDR	15,100	179,690
OAO Gazprom	944,106	3,513,162
OAO Gazprom ADR	713,300	10,569,582
OAO Inter Rao Ues(1)	154,564,289	40,960
OAO Rosneft Oil Co.	242,600	1,046,651
OAO Rosneft Oil Co. GDR	554,000	2,372,807
OAO TGK-1(1)	141,157,938	14,116
OAO TGK-13(1)	6,362,374	5,688
OAO TMK GDR(2)	10,400	49,920
OGK-1(1)	3,551,804	27,967
OGK-2(1)	1,848,969	15,269
OGK-3	1,518,936	20,159
OGK-4 OJSC(1)	3,793,107	53,361
Polyus Gold ADR	22,784	521,754
RAO Energy System of East OAO(1)	3,209,400	6,098
RAO Energy System of East OAO, PFC Shares	527,000	1,107
Rostelecom	125,000	1,092,100
Rostelecom ADR	21,900	1,129,164
RusHydro(1)	12,749,189	283,198
Sberbank	6,621,640	4,063,323
Sberbank GDR(2)	8,042	841,947
Sberbank, PFC Shares	433,000	127,830
Sistema JSFC	295,000	65,556
Sistema JSFC GDR	19,000	108,602
Surgutneftegaz ADR	569,800	3,494,923
Surgutneftegaz ADR, PFC Shares	245,000	624,750
Tatneft GDR	41,330	1,900,995
TGC-5 JSC(1)	6,561,301	696
TGC-6(1)	56,583,629	5,658
TGK-2(1)	47,933,134	4,218
TGK-4(1)	58,575,771	8,611
TGK-8(1)	1,254,469	1,184
TGK-9	248,601,583	7,209
TGK-11, PFC Shares(1)	527,000	90
TGK-11 Holding OAO(1)	3,209,400	549
TGK-14(1)	35,862,954	2,224
Transneft	200	55,117

Security	Shares	Value
United Heavy Machinery Uralmash-Izhora Group(1)	44,500	$35,527
Uralsvyazinform	36,297,620	355,499
Uralsvyazinform ADR	6,329	12,658
Vimpel-Communications ADR	301,930	1,974,622
Volga Territorial Generation Co.(1)	1,234,639	10,560
VTB Bank OJSC GDR(2)	566,000	914,868
WGC-6(1)	2,154,845	18,239
Wimm-Bill-Dann Foods OJSC ADR(1)	49,500	1,574,595
X5 Retail Group NV GDR(1)	46,800	467,563

		$55,697,558

Slovenia — 0.7%
Gorenje DD	17,044	$187,487
Istrabenz	1,196	14,354
KRKA DD	42,457	2,972,745
Luka Koper	13,236	328,643
Mercator Poslovni Sistem	1,624	323,700
Petrol	872	280,114
Sava DD	1,243	412,797
Telekom Slovenije DD	6,659	1,233,964

		$5,753,804

South Africa — 6.4%
ABSA Group, Ltd.	51,073	$518,765
Adcock Ingram Holdings, Ltd.(1)	72,016	273,338
Adcorp Holdings, Ltd.	33,900	60,768
AECI, Ltd.	25,300	117,539
African Bank Investments, Ltd.	288,115	766,515
African Oxygen, Ltd. (AFROX)	32,000	54,014
African Rainbow Minerals, Ltd.	17,000	248,791
Allied Electronics Corp., Ltd.	23,200	48,988
Allied Electronics Corp., Ltd., PFC Shares	136,400	288,668
Allied Technologies, Ltd.	14,300	75,368
Anglo Platinum, Ltd.	17,600	884,990
AngloGold Ashanti, Ltd.	24,034	871,905
AngloGold Ashanti, Ltd. ADR	25,699	944,695
ApexHi Properties, Ltd., Class B	42,300	72,797
Argent Industrial, Ltd.	45,100	41,822
Aspen Pharmacare Holdings, Ltd.(1)	195,268	940,899
Astral Foods, Ltd.	26,100	252,580
Aveng, Ltd.	259,590	714,309
AVI, Ltd.	228,000	416,016
Barloworld, Ltd.	62,900	212,908
Bell Equipment, Ltd.	28,200	16,307
Bidvest Group, Ltd.	283,503	2,631,624
British American Tobacco PLC	50,150	1,158,566
Business Connexion Group	19,400	6,782
DataTec, Ltd.(1)	156,700	243,077
Discovery Holdings, Ltd.	160,754	425,201

Security	Shares	Value
Distribution & Warehousing Network, Ltd.(1)	61,700	$44,896
ElementOne, Ltd.(1)	61,978	69,205
FirstRand, Ltd.	683,385	871,193
Foschini, Ltd.	104,323	484,051
Freeworld Coatings, Ltd.	110,200	58,192
Gold Fields, Ltd.	148,280	1,665,648
Grindrod, Ltd.	130,400	166,185
Group Five, Ltd.	76,500	228,057
Growthpoint Properties, Ltd.	479,900	688,471
Harmony Gold Mining Co., Ltd.(1)	53,100	573,263
Highveld Steel & Vanadium Corp., Ltd.	8,300	62,192
Hulamin, Ltd.	8,400	8,884
Hyprop Investments, Ltd.	65,400	269,610
Illovo Sugar, Ltd.	51,000	153,681
Impala Platinum Holdings, Ltd.	184,768	3,092,149
Investec, Ltd.	16,500	67,749
JSE, Ltd.	45,700	214,808
Kumba Iron Ore, Ltd.	18,900	327,180
Kumba Resources, Ltd.	24,000	175,193
Lewis Group, Ltd.	39,800	179,263
Liberty Holdings, Ltd.	52,100	346,528
Massmart Holdings, Ltd.	99,600	732,257
Medi-Clinic Corp., Ltd.	146,900	334,162
Merafe Resources, Ltd.(1)	392,000	28,928
Metorex, Ltd.(1)	55,000	9,599
Metropolitan Holdings, Ltd.	180,600	199,913
Mittal Steel South Africa, Ltd.	52,400	404,456
Mondi, Ltd.	36,800	107,472
Mr. Price Group, Ltd.	188,400	482,063
MTN Group, Ltd.	854,880	9,485,315
Murray & Roberts Holdings, Ltd.	267,200	1,144,575
Mvelaphanda Group, Ltd.	295,100	139,977
Nampak, Ltd.	65,700	87,303
Naspers, Ltd., Class N	118,276	2,001,296
Nedbank Group, Ltd.	71,083	638,842
Netcare, Ltd.(1)	395,900	332,503
New Clicks Holdings, Ltd.	218,200	344,502
Northam Platinum, Ltd.	34,000	92,511
Palabora Mining Co., Ltd.	10,600	56,017
Pangbourne Properties, Ltd.	248,750	369,664
Pick’n Pay Holdings, Ltd.	125,270	166,033
Pick’n Pay Stores, Ltd.	152,660	475,137
Pretoria Portland Cement Co., Ltd.	144,591	479,626
PSG Group, Ltd.	50,000	73,903
Raubex Group, Ltd.	111,200	211,123
Reinet Investments SCA(1)	78,670	75,222
Remgro, Ltd.	123,505	879,821
Reunert, Ltd.	150,400	582,298
RMB Holdings, Ltd.	249,000	540,856

Security	Shares	Value
Sanlam, Ltd.	618,590	$1,100,408
Santam, Ltd.	27,610	222,872
Sappi, Ltd.	92,664	178,745
Sasol, Ltd.	131,136	3,801,341
Shoprite Holdings, Ltd.	166,153	887,165
Spar Group, Ltd.	79,260	433,739
Standard Bank Group, Ltd.	208,850	1,752,654
Steinhoff International Holdings, Ltd.	297,500	316,822
Sun International, Ltd.	51,756	392,598
Super Group, Ltd.(1)	130,000	8,538
Telkom South Africa, Ltd.	90,000	1,002,735
Tiger Brands, Ltd.	72,016	1,027,399
Tongaat-Hulett	25,322	184,286
Trencor, Ltd.	25,400	44,122
Truworths International, Ltd.	115,241	390,922
Wilson Bayly Holmes-Ovcon, Ltd.	43,380	389,651
Woolworths Holdings, Ltd.	98,942	119,038

		$54,762,039

South Korea — 6.6%
Amorepacific Corp.	783	$346,776
Busan Bank	73,284	315,925
Cheil Industries, Inc.	10,900	300,563
Cheil Worldwide, Inc.	866	103,672
CJ CheilJedang Corp.	777	81,722
CJ Corp.	9,583	266,956
Daegu Bank	57,680	307,448
Daelim Industrial Co., Ltd.	9,870	379,983
Daesang Corp.(1)	29,700	125,364
Daewoo Engineering & Construction Co., Ltd.	33,200	234,094
Daewoo International Corp.	10,197	184,605
Daewoo Motor Sales Corp.(1)	5,000	26,193
Daewoo Securities Co., Ltd.(1)	41,860	561,753
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	31,580	497,336
Daishin Securities Co.(1)	14,000	174,084
DC Chemical Co., Ltd.	2,100	306,881
Dong-A Pharmaceutical Co., Ltd.	1,989	127,221
Dongbu Insurance Co., Ltd.	19,420	292,262
Dongkuk Steel Mill Co., Ltd.	18,400	342,087
Doosan Corp.	4,600	335,841
Doosan Heavy Industries & Construction Co., Ltd.	12,424	618,867
Doosan Infracore Co., Ltd.	30,110	324,471
Eugene Investment & Securities Co., Ltd.(1)	287,000	209,386
GLOVIS Co., Ltd.	3,250	125,625
GS Engineering & Construction Corp.	6,000	268,506
GS Holdings Corp.	10,154	219,559
Hanarotelecom, Inc.(1)	44,200	161,905
Hanil Cement Co., Ltd.	1,200	59,832
Hanjin Shipping Co., Ltd.	12,900	175,925

Security	Shares	Value
Hanjin Transportation Co., Ltd.	3,200	$73,740
Hankook Tire Co., Ltd.	33,930	326,427
Hanmi Pharm Co., Ltd.	1,709	185,954
Hansol Paper Co., Ltd.(1)	7,700	52,408
Hanwha Chemical Corp.	65,820	452,528
Hanwha Corp.	17,300	376,172
Hanwha Securities Co., Ltd.(1)	40,000	254,801
Hite Brewery Co., Ltd.	878	87,348
Honam Petrochemical Corp.	6,600	286,375
Hotel Shilla Co., Ltd.	12,750	156,481
Hynix Semiconductor, Inc.(1)	20,070	180,696
Hyosung Corp.	8,400	397,891
Hyundai Department Store Co., Ltd.	3,900	203,446
Hyundai Development Co.	19,580	481,480
Hyundai Engineering & Construction Co., Ltd.	14,670	632,359
Hyundai Heavy Industries Co., Ltd.	3,413	488,648
Hyundai Marine & Fire Insurance Co., Ltd.(1)	37,750	345,814
Hyundai Merchant Marine Co., Ltd.	19,000	372,823
Hyundai Mipo Dockyard Co., Ltd.	3,500	331,195
Hyundai Mobis	12,600	731,722
Hyundai Motor Co.	32,690	1,322,798
Hyundai Motor Co., PFC Shares	12,900	194,461
Hyundai Securities Co., Ltd.(1)	31,200	259,477
Hyundai Steel Co.	15,700	492,955
Industrial Bank of Korea(1)	53,200	266,410
Kangwon Land, Inc.	36,658	366,451
KB Financial Group, Inc.(1)	9,000	217,707
KB Financial Group, Inc. ADR(1)	18,084	438,537
KCC Corp.	1,710	377,758
KIWOOM Securities Co., Ltd.(1)	7,100	235,110
Korea Electric Power Corp.(1)	55,810	1,022,841
Korea Exchange Bank	61,400	279,094
Korea Express Co., Ltd.(1)	7,712	566,311
Korea Gas Corp.	15,700	462,422
Korea Investment Holdings Co., Ltd.(1)	10,400	226,250
Korea Zinc Co., Ltd.	2,300	190,600
Korean Air Lines Co., Ltd.(1)	16,966	427,097
Korean Reinsurance Co.(1)	53,400	412,906
KT Corp.	61,230	1,703,634
KT Freetel Co., Ltd.(1)	37,150	745,354
KT&G Corp.	27,980	1,544,410
KTB Securities Co., Ltd.(1)	80,000	219,882
LG Chem, Ltd.	13,515	855,482
LG Chem, Ltd. GDR(2)	9,240	300,597
LG Corp.	19,570	705,114
LG Dacom Corp.	22,300	283,332
LG Display Co., Ltd.	19,700	402,075
LG Electronics, Inc.	17,096	1,137,446
LG Electronics, Inc., PFC Shares	3,600	96,119

Security	Shares	Value
LG Household & Health Care, Ltd.	2,300	$251,775
LG Life Sciences, Ltd.(1)	3,500	140,469
LG Telecom, Ltd.	60,350	369,613
LIG Insurance Co., Ltd.(1)	14,790	144,713
LS Corp.	7,030	399,570
LS Industrial Systems Co., Ltd.	4,500	177,344
Macquarie Korea Infrastructure Fund	48,875	157,676
MegaStudy Co., Ltd.	630	91,660
Meritz Fire & Marine Insurance Co., Ltd.	107,600	305,334
Mirae Asset Securities Co., Ltd.(1)	5,670	294,474
Namhae Chemical Corp.	22,000	408,813
NCsoft Corp.	5,300	357,203
NHN Corp.(1)	5,558	612,415
Nong Shim Co., Ltd.	1,100	171,404
ORION Corp.	1,000	118,125
Pacific Corp.	2,641	166,946
POSCO	14,800	3,943,894
S-Oil Corp.	16,572	678,475
S1 Corp.	3,630	122,093
Samchully Co., Ltd.	1,300	108,106
Samsung Card Co., Ltd.	14,260	326,571
Samsung Corp.	13,630	395,576
Samsung Digital Imaging Co., Ltd.(1)	2,554	54,099
Samsung Electro-Mechanics Co., Ltd.	16,480	584,852
Samsung Electronics Co., Ltd.	13,800	5,701,567
Samsung Electronics Co., Ltd., PFC Shares	620	142,136
Samsung Engineering Co., Ltd.	2,300	97,624
Samsung Fine Chemicals Co., Ltd.	4,300	136,843
Samsung Fire & Marine Insurance Co., Ltd.(1)	9,174	1,068,408
Samsung Heavy Industries Co., Ltd.	30,100	564,831
Samsung SDI Co., Ltd.	5,500	262,422
Samsung Securities Co., Ltd.(1)	12,812	538,986
Samsung Techwin Co., Ltd.	5,685	187,891
Shinhan Financial Group Co., Ltd.(1)	9,362	169,340
Shinsegae Co., Ltd.	2,391	750,944
SK Chemicals Co., Ltd.	3,200	109,073
SK Energy Co., Ltd.	14,271	923,965
SK Holdings Co., Ltd.	4,141	324,806
SK Networks Co., Ltd.	13,500	77,538
SK Securities Co., Ltd.(1)	470,000	749,499
SK Telecom Co., Ltd.	11,700	1,627,425
SK Telecom Co., Ltd. ADR	65,326	1,009,287
STX Pan Ocean Co., Ltd.	36,891	244,439
Taekwang Industrial Co., Ltd.	180	82,920
Taihan Electric Wire Co., Ltd.	8,600	109,739
Tong Yang Major Corp.(1)	21,700	45,151
Tong Yang Securities, Inc.(1)	39,600	224,085
Woongjin Coway Co., Ltd.	15,560	339,919
Woori Finance Holdings Co., Ltd.(1)	39,500	203,155

Security	Shares	Value
Woori Investment & Securities Co., Ltd.(1)	31,000	$383,937
Yuhan Corp.	2,151	288,512

		$56,391,422

Taiwan — 6.4%
Acer, Inc.	388,961	$585,691
Advanced Semiconductor Engineering, Inc.	579,062	282,553
Advanced Semiconductor Engineering, Inc. ADR	32,475	81,512
Advantech Co., Ltd.	49,615	69,039
Altek Corp.	133,534	121,464
Ambassador Hotel	221,000	246,044
Asia Cement Corp.	514,941	446,472
Asia Optical Co., Inc.	73,182	87,506
Asustek Computer, Inc.	394,178	415,627
AU Optronics Corp.	760,724	633,316
AU Optronics Corp. ADR	32,771	274,949
BES Engineering Corp.	654,000	126,565
Catcher Technology Co., Ltd.	41,952	92,275
Cathay Real Estate Development Co., Ltd.	165,000	44,388
Chang Hwa Commercial Bank	1,369,000	461,279
Cheng Shin Rubber Industry Co., Ltd.	474,087	460,962
Cheng Uei Precision Industry Co., Ltd.	26,597	34,257
China Airlines(1)	504,623	125,854
China Development Financial Holding Corp.	2,790,728	555,220
China Life Insurance Co., Ltd.(1)	635,000	207,284
China Motor Corp.	148,930	48,156
China Steel Corp.	2,126,555	1,395,844
Chinatrust Financial Holding Co., Ltd.	1,043,768	382,863
Chong Hong Construction Co., Ltd.	208,000	239,856
Chunghwa Picture Tubes, Ltd.	1,309,000	158,984
Chunghwa Telecom Co., Ltd.	2,048,888	3,736,398
Chunghwa Telecom Co., Ltd. ADR	49,675	905,575
CMC Magnetics Corp.(1)	370,000	69,810
Compal Electronics, Inc.	568,363	408,165
Coretronic Corp.	85,312	51,049
D-Link Corp.	96,132	68,257
Delta Electronics, Inc.	216,984	400,007
Dynapack International Technology Corp.	61,518	134,239
E.Sun Financial Holding Co., Ltd.	639,623	156,721
Elan Microelectronics Corp.	141,000	128,838
Epistar Corp.	50,439	75,955
EVA Airways Corp.(1)	736,032	181,346
Evergreen International Storage & Transport Corp.	266,000	159,624
Evergreen Marine Corp.	754,292	317,430
Everlight Electronics Co., Ltd.	46,075	84,874
Far Eastern International Bank(1)	212,338	36,221
Far Eastern Textile, Ltd.	587,461	457,983
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,041,927
Faraday Technology Corp.	111,097	145,415

Security	Shares	Value
Farglory Land Development Co., Ltd.	291,919	$234,471
First Financial Holding Co., Ltd.	1,290,948	596,952
First Steamship Co., Ltd.	108,000	125,694
Formosa Chemicals & Fibre Corp.	595,160	703,706
Formosa International Hotels Corp.	20,900	208,184
Formosa Petrochemical Corp.	956,460	1,895,373
Formosa Plastics Corp.	899,941	1,358,605
Formosa Taffeta Co., Ltd.	545,000	292,531
Foxconn Technology Co., Ltd.	59,645	158,433
Fubon Financial Holding Co., Ltd.	1,450,000	876,470
Fuhwa Financial Holdings Co., Ltd.	2,002,030	916,750
Giant Manufacturing Co., Ltd.	134,400	277,020
Great Wall Enterprise Co., Ltd.	203,570	155,231
HannStar Display Corp.	1,131,308	203,186
High Tech Computer Corp.	113,027	1,391,700
Highwealth Construction Corp.	199,528	111,932
Hon Hai Precision Industry Co., Ltd.	608,486	1,376,882
Hotai Motor Co., Ltd.	98,000	137,614
Hua Nan Financial Holdings Co., Ltd.	1,158,140	609,021
Huaku Development Co., Ltd.	168,000	232,830
Inventec Co., Ltd.	252,252	101,722
KGI Securities Co., Ltd.	595,000	172,778
King Yuan Electronics Co., Ltd.	145,910	43,142
Kinsus Interconnect Technology Corp.	56,280	71,340
Largan Precision Co., Ltd.	44,159	370,838
Lite-On Technology Corp.	368,604	249,885
Macronix International Co., Ltd.	460,430	174,542
MediaTek, Inc.	146,579	1,379,846
Mega Financial Holding Co., Ltd.	1,970,000	706,775
Merida Industry Co., Ltd.	140,000	168,411
Mitac International Corp.	129,073	52,453
Mosel Vitelic, Inc.(1)	164,800	48,028
Motech Industries, Inc.	37,945	105,417
Nan Kang Rubber Tire Co., Ltd.	400,400	224,844
Nan Ya Plastics Corp.	1,163,610	1,334,820
Nan Ya Printed Circuit Board Corp.	22,581	57,985
Nanya Technology Corp.(1)	558,319	128,151
Novatek Microelectronics Corp., Ltd.	51,223	77,830
Pan-International Industrial Co., Ltd.	133,350	122,346
Phison Electronics Corp.	33,421	95,426
PixArt Imaging, Inc.	11,440	52,251
Polaris Securities Co., Ltd.	928,295	323,398
Pou Chen Corp.	1,265,887	697,705
Powerchip Semiconductor Corp.(1)	1,907,153	248,219
Powertech Technology, Inc.	54,395	98,220
President Chain Store Corp.	545,000	1,251,561
ProMOS Technologies, Inc.(1)	1,055,000	41,065
Quanta Computer, Inc.	368,659	465,886
Realtek Semiconductor Corp.	54,540	71,489

Security	Shares	Value
RichTek Technology Corp.	24,035	$113,566
Ruentex Development Co., Ltd.	246,000	161,844
Ruentex Industries, Ltd.	197,000	146,358
Shin Kong Financial Holding Co., Ltd.	1,204,856	346,438
Siliconware Precision Industries Co.	127,260	133,812
Siliconware Precision Industries Co. ADR	74,607	432,721
Simplo Technology Co., Ltd.	44,000	120,979
Sincere Navigation	188,000	154,961
Sino-American Silicon Products, Inc.	47,954	103,055
Solar Applied Materials Technology Corp.	73,430	105,082
Synnex Technology International Corp.	539,187	682,814
Tainan Spinning Co., Ltd.	460,000	98,205
Taishin Financial Holdings Co., Ltd.	1	0
Taiwan Business Bank(1)	1,412,539	276,699
Taiwan Cement Corp.	689,924	569,711
Taiwan Cooperative Bank	1,015,166	472,713
Taiwan Glass Industrial Corp.	207,360	110,162
Taiwan Kolin Co., Ltd.(1)(4)	995,000	0
Taiwan Mobile Co., Ltd.	1,402,281	2,035,556
Taiwan Semiconductor Manufacturing Co., Ltd.	3,928,233	5,915,333
Taiwan Tea Corp.(1)	419,000	166,531
Tatung Co., Ltd.(1)	766,000	151,110
Teco Electric & Machinery Co., Ltd.	389,000	126,501
Teco Electric & Machinery Co., Ltd. GDR(2)	42	136
Transcend Information, Inc.	60,876	132,945
Tripod Technology Corp.	48,336	64,515
U-Ming Marine Transport Corp.	202,000	304,713
Uni-President Enterprises Corp.	2,533,188	2,056,271
Unimicron Technology Corp.	108,171	64,472
United Microelectronics Corp.	1,053,361	343,844
United Microelectronics Corp. ADR	93,397	236,294
Vanguard International Semiconductor Corp.	234,175	80,942
Via Technologies, Inc.(1)	142,000	69,699
Walsin Lihwa Corp.	1,085,980	218,262
Wan Hai Lines, Ltd.	577,500	249,033
Waterland Financial Holdings	348,978	74,653
Winbond Electronics Corp.(1)	338,000	42,511
Wistron Corp.	266,680	287,636
WPG Holdings Co., Ltd.	196,823	127,518
Yageo Corp.	303,000	54,103
Yang Ming Marine Transport	667,916	210,137
Yuen Foong Yu Paper Manufacturing Co., Ltd.	321,873	94,198
Yulon Motor Co., Ltd.	525,420	286,412
Zinwell Corp.	179,486	249,258

		$54,608,455

Thailand — 2.8%
Advanced Info Service PCL(3)	1,092,400	$2,622,037
Airports of Thailand PCL(3)	425,700	192,054

Security	Shares	Value
Amata Corp. PCL(3)	225,600	$19,720
Asian Property Development PCL(3)	1,841,000	119,394
Bangkok Bank PCL	575,800	1,209,293
Bangkok Bank PCL(3)	264,800	560,264
Bangkok Bank PCL NVDR	35,000	73,507
Bangkok Dusit Medical Services PCL(3)	781,000	374,369
Bangkok Expressway PCL(3)	470,900	212,446
Bangkok Land PCL(1)(3)	4,038,900	26,193
Bank of Ayudhya PCL(3)	1,814,000	444,536
Banpu PCL(3)	135,800	820,193
BEC World PCL(3)	975,300	511,507
Big C Supercenter PCL(3)	113,000	132,229
Bumrungrad Hospital PCL(3)	503,200	255,395
Cal-Comp Electronics (Thailand) PCL(3)	1,800,000	65,473
Central Pattana PCL(3)	540,700	190,575
Ch. Karnchang PCL(3)	968,000	85,159
Charoen Pokphand Foods PCL(3)	5,627,300	514,097
CP Seven Eleven PCL(3)	2,166,800	769,820
Delta Electronics (Thailand) PCL(3)	934,670	242,463
Electricity Generating PCL(3)	189,500	360,362
G Steel PCL(3)	3,786,500	26,692
Glow Energy PCL(3)	407,100	241,057
Hana Microelectronics PCL(3)	1,084,100	308,738
IRPC PCL(3)	3,989,000	212,582
Italian-Thai Development PCL(3)	7,788,600	439,227
Kasikornbank PCL	1,026,000	1,307,905
Kiatnakin Bank PCL(3)	125,000	33,836
Krung Thai Bank PCL(3)	2,016,100	251,266
Land & Houses PCL	697,800	58,604
Land & Houses PCL(3)	5,499,500	464,518
Loxley PCL(1)(3)	2,001,400	101,580
Major Cineplex Group PCL(3)	754,100	139,274
MBK PCL(3)	64,500	91,844
Minor International PCL(3)	2,009,374	365,444
Phatra Securities PCL(3)	108,600	30,316
Precious Shipping PCL(3)	622,500	180,791
PTT Aromatics & Refining PCL(3)	442,058	114,051
PTT Chemical PCL(3)	127,289	104,085
PTT Exploration & Production PCL(3)	625,600	1,671,107
PTT PCL(3)	452,300	1,964,027
Quality House PCL(3)	4,710,000	107,574
Ratchaburi Electricity Generating Holding PCL(3)	578,300	627,789
Saha-Union PCL(3)	98,700	35,623
Sahaviriya Steel Industries PCL(3)	3,429,300	35,777
Samart Corp. PCL(3)	1,606,500	231,021
Shin Corp. PCL(3)	426,000	226,423
Siam Cement PCL	53,000	147,291
Siam Cement PCL(3)	340,600	942,257
Siam City Bank PCL(1)(3)	896,500	187,060

Security	Shares	Value
Siam City Cement PCL(3)	42,900	$151,205
Siam Commercial Bank PCL(3)	722,800	1,110,746
Siam Makro PCL(3)	157,600	297,736
Sino Thai Engineering & Construction PCL(1)(3)	1,553,400	142,791
Thai Airways International PCL(3)	520,200	129,078
Thai Beverage PCL	3,621,000	417,233
Thai Oil PCL(3)	490,400	352,607
Thai Plastic & Chemicals PCL(3)	215,100	77,634
Thai Stanley Electric PCL(3)	26,000	39,222
Thai Union Frozen Products PCL(3)	583,000	319,734
Thanachart Capital PCL(3)	523,300	141,652
Thoresen Thai Agencies PCL(3)	395,890	140,652
Ticon Industrial Connection PCL(3)	191,400	30,492
Tisco Financial Group PCL(1)(3)	150,000	44,833
TMB Bank PCL(1)(3)	3,870,000	48,014
Total Access Communication PCL	475,000	360,223
TPI Polene PCL(1)(3)	305,500	23,603
True Corp. PCL(1)(3)	3,934,500	148,660

		$24,424,960

Turkey — 2.5%
Adana Cimento Sanayii TAS	63,520	$132,234
Akbank TAS	491,611	1,444,508
Akcansa Cimento AS	38,000	57,547
Akenerji Elektrik Uretim AS(1)	33,055	120,882
Aksa Akrilik Kimya Sanayii AS(1)	135,600	143,559
Aksigorta AS	99,300	155,303
Alarko Holding AS	87,849	94,637
Anadolu Anonim Turk Sigorta Sirketi	76,824	41,974
Anadolu Cam Sanayii AS(1)	60,819	40,118
Anadolu Efes Biracilik ve Malt Sanayii AS	197,748	1,219,732
Arcelik AS	132,983	145,649
Aselsan Elektronik Sanayi ve Ticaret AS	30,400	54,134
Aygaz AS(1)	177,606	214,897
BIM Birlesik Magazalar AS	38,148	809,185
Bursa Cimento Fabrikasi AS	40,782	128,331
Cimsa Cimento Sanayi ve Ticaret AS	64,400	128,975
Dogan Sirketler Grubu Holding AS(1)	1,517,010	499,080
Dogan Yayin Holding AS(1)	207,356	67,285
Dogus Otomotiv Servis ve Ticaret AS	31,400	37,146
Eczacibasi Ilac Sanayi ve Ticaret AS	121,500	73,154
Enka Insaat ve Sanayi AS	333,663	1,182,288
Eregli Demir ve Celik Fabrikalari TAS	530,994	996,044
Ford Otomotiv Sanayi AS	66,700	182,267
GSD Holding AS(1)	219,000	44,735
Haci Omer Sabanci Holding AS	315,237	539,576
Hurriyet Gazetecilik ve Matbaacilik AS(1)	150,605	54,235
Ihlas Holding AS(1)	581,300	73,045
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	373,700	114,329

Security	Shares	Value
KOC Holding AS(1)	782,246	$1,098,606
Koza Davetiyeleri(1)	267,900	256,909
Net Holding AS(1)	180,000	37,596
Nortel Networks Netas Telekomunikasyon AS	1,764	13,515
Petkim Petrokimya Holding AS(1)	89,300	218,877
Petrol Ofisi AS(1)	117,378	268,826
Sekerbank TAS	118,600	66,873
Tofas Turk Otomobil Fabrikasi AS	106,900	93,630
Trakya Cam Sanayii AS(1)	314,028	171,487
Tupras-Türkiye Petrol Rafinerileri AS	116,141	1,163,550
Turcas Petrolculuk AS	32,499	50,281
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	133,348	524,192
Turk Sise ve Cam Fabrikalari AS(1)	419,506	251,864
Turk Telekomunikasyon AS(1)	160,000	370,214
Turk Traktor ve Ziraat Makineleri AS	17,700	42,973
Turkcell Iletisim Hizmetleri AS	683,494	3,348,128
Turkcell Iletisim Hizmetleri AS ADR	38,494	473,091
Türkiye Garanti Bankasi AS(1)	1,278,874	1,810,066
Türkiye Halk Bankasi AS	75,000	163,856
Türkiye Is Bankasi	582,879	1,307,929
Türkiye Sinai Kalkinma Bankasi AS(1)	99,998	43,180
Türkiye Vakiflar Bankasi TAO	77,821	58,752
Ulker Gida Sanayi ve Ticaret AS	89,129	93,578
Vestel Elektronik Sanayi ve Ticaret AS(1)	81,607	39,480
Yapi ve Kredi Bankasi AS(1)	461,893	474,818
Yazicilar Holding AS	39,000	117,876
Zorlu Enerji Elektrik Uretim AS(1)	36,100	44,335

		$21,399,331

United Arab Emirates — 1.5%
Aabar Petroleum Investments Co. (PJSC)	942,500	$441,849
Abu Dhabi Commercial Bank	551,086	238,228
Abu Dhabi National Hotels	832,200	634,376
Air Arabia(1)	3,792,100	1,090,049
Aldar Properties (PJSC)	1,405,000	1,003,533
Arabtec Holding Co.	1,352,400	602,493
Aramex (PJSC)(1)	3,441,240	999,690
Dana Gas(1)	7,928,000	1,247,660
DP World, Ltd.	3,137,840	753,082
Dubai Financial Market	2,533,000	846,411
Dubai Investments (PJSC)(1)	1,019,760	301,400
Dubai Islamic Bank(1)	747,774	545,098
Emaar Properties (PJSC)(1)	3,248,600	1,941,750
Emirates NBD (PJSC)	270,000	228,522
First Gulf Bank (PJSC)	174,400	405,896
Gulf Navigation Holding	1,360,300	210,964
Islamic Arab Insurance Co.(1)	713,200	156,979
National Bank of Abu Dhabi	99,000	226,165
National Central Cooling Co. (Tabreed)(1)	1,399,431	220,330

Security	Shares	Value
Ras Al Khaimah Cement Co.	965,600	$299,167
Ras Al Khaimah Co.	444,300	78,359
Ras Al Khaimah Properties (PJSC)	1,184,800	160,778
Sorouh Real Estate Co.	519,800	310,067
Union National Bank	174,790	99,482
Union Properties(1)	445,500	86,903
Waha Capital (PJSC)	423,800	92,553

		$13,221,784

Zimbabwe — 0.0%
Ariston Holdings, Ltd.(1)(4)	597,393	$0
Barclays Bank Zimbabwe(1)(4)	754,686	0
Dawn Properties(1)(4)	369,831	0
Delta Corp., Ltd.(4)	807,488	0
Econet Wireless Holdings, Ltd.(4)	96,681	0
Hwange Colliery Co., Ltd.(1)(4)	693,000	0
Meikles Africa, Ltd.(1)(4)	60,013	0
NMBZ Holdings, Ltd.(1)(4)	994,355	0
OK Zimbabwe(1)(4)	211,870	0
Old Mutual PLC(4)	80,448	0
Pelhams, Ltd.(1)(4)	86,835	0
Zimbabwe Sun, Ltd.(4)	123,277	0

		$0

Total Common Stocks (identified cost $1,033,057,007)		$836,573,662

Investment Funds — 1.2%

Security	Shares	Value
Saudi Arabia Investment Fund, Ltd.	194,982	$6,307,668
Vietnam Growth Fund, Ltd.(1)	17,646	105,876
Vietnam Enterprise Investments, Ltd.(1)	3,974,633	3,974,633

Total Investment Funds (identified cost $20,595,597)		$10,388,177

Rights(1) — 0.0%

Security	Shares	Value
Cia Minera Atacocha SA, Class B, Exp. 4/14/09	35,072	$334
D.G. Khan Cement Co., Ltd., Exp. 4/21/09	55,600	1,209
Engro Chemical Pakistan, Ltd., Exp. 4/28/09	68,000	80,331
Malayan Banking Bhd, Exp. 4/21/09	357,668	109,886
Masisa SA, Exp. 4/21/09	1,649,130	12,732
Nishat Chunian, Ltd., Exp. 4/18/09	143,000	0
Polski Koncern Miesny Duda SA, Exp. 6/30/09	48,000	0

Security	Shares	Value
Sociedad de Inversiones Pampa Calichera SA, Class A, Exp. 4/08/09	159,689	$8,219
Votorantim Celulose e Papel SA, Exp. 7/04/09	13,787	59

Total Rights (identified cost $96,220)		$212,770

Warrants(1) — 0.0%

Security	Shares	Value
Bangkok Land PCL, Exp. 5/02/13, strike THB 1.10	1,565,465	$1,545
IJM Corp. Bhd, Exp. 9/11/13, strike MYR 1.35	43,780	2,282
Ticon Industrial Connection PCL, Exp. 1/31/14, strike THB 20.00	63,800	575

Total Warrants (identified cost $0)		$4,402

Total Investments — 98.9% (identified cost $1,053,748,824)		$847,179,011

Other Assets, Less Liabilities — 1.1%		$9,468,992

Net Assets — 100.0%		$856,648,003

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

NVDR	-	Non-Voting Depositary Receipt

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of these securities is $7,286,742 or 0.9% of the Fund’s net assets.

(3)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value
United States Dollar	15.6%	$134,002,873
Hong Kong Dollar	6.8%	58,477,260
South Korean Won	6.4%	54,398,562
South African Rand	6.3%	53,817,344
New Taiwan Dollar	6.1%	52,677,268
Mexican Peso	5.5%	47,292,756
Brazilian Real	5.5%	46,869,116
Indian Rupee	5.2%	44,839,634
Malaysian Ringgit	3.3%	27,972,047
Indonesian Rupiah	3.1%	26,143,235
Czech Koruna	2.9%	24,529,830
Polish Zloty	2.8%	24,369,061
Thailand Baht	2.8%	23,649,624
New Turkish Lira	2.4%	20,926,240
Hungarian Forint	2.4%	20,639,264
Chilean Peso	1.9%	15,855,926
Egyptian Pound	1.7%	14,710,532
Philippine Peso	1.7%	14,330,242
Moroccan Dirham	1.5%	13,247,587
United Arab Emirates Dirham	1.5%	12,468,702
Israeli Shekel	1.4%	12,418,513
Qatari Rial	1.1%	9,722,428
Euro	1.1%	9,244,659
Other currency, less than 1% each	9.9%	84,576,308

	98.9%	$847,179,011

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value
Financials	21.8%	$187,004,293
Telecommunication Services	13.4%	114,552,397
Energy	11.3%	97,068,496
Industrials	10.2%	87,572,655
Materials	10.2%	87,417,280
Consumer Staples	7.9%	67,303,206
Consumer Discretionary	5.8%	49,598,754
Information Technology	5.4%	46,622,097
Utilities	5.1%	43,615,695
Diversified	3.7%	31,282,755
Health Care	2.9%	24,536,034
Investment Funds	1.2%	10,388,177
Other	0.0%	217,172

	98.9%	$847,179,011

The Fund did not have any open financial instruments at March 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,066,523,892

Gross unrealized appreciation	$120,597,565
Gross unrealized depreciation	(339,942,446)

Net unrealized depreciation	$(219,344,881)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective July 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$221,911,892
Level 2	Other Significant Observable Inputs	625,267,119
Level 3	Significant Unobservable Inputs	0	*

Total		$847,179,011

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in
	Securities
Balance as of June 30, 2008	—
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	$(1,090,450)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfer to (from) Level 3	1,090,450

Balance as of March 31, 2009	$0	*

*	All Level 3 investments held at March 31, 2009 were valued at $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	May 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	May 20, 2009